Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes
Schedule of components of income before income taxes

	Year Ended December 31,
	2013	2014	2015
	(In thousands, except percentage)
Income before income tax expense	$58,432	$168,741	$46,143
Income (loss) from non-China operations	$(18,430)	$168,446	$(25,354)
Income from China operations	$76,862	$295	$71,497
Income tax expenses applicable to China operations	$14,602	$6,970	$10,420
Effective tax rate for China operations	19%	2,362%	15%

Schedule of current and deferred portion of income tax expenses

	Year Ended December 31,
	2013	2014	2015
	(In thousands)
Current tax provision	$12,820	$8,198	$13,948
Deferred tax provision (benefits)	1,782	(1,228)	(3,528)

Income tax expenses	$14,602	$6,970	$10,420

Schedule of reconciliation between the statutory EIT rate and the effective tax rate

	Year Ended December 31,
	2013	2014	2015
Statutory EIT rate	25%	25%	25%
Effect on tax holiday and preferential tax rate	(10)%	(1,664)%	(24)%
Permanent differences	(1)%	2,670%	12%
Change in valuation allowance	5%	1,699%	2%
Effect of changes in the tax status	—	(368)%	—

Effective tax rate for China operations	19%	2,362%	15%

Schedule of effect of tax holiday related to China operations

	Year Ended December 31,
	2013	2014	2015
	(In thousands, except per share amount)
Tax holiday effect	$7,583	$4,910	$17,169
Basic net income per share effect	$0.11	$0.08	$0.29
Diluted net income per share effect	$0.11	$0.07	$0.28

U.S.
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2014	2015
	(In thousands)
Deferred tax assets:
Net operating loss carry-forwards	$29,872	$30,126
Other tax credits, allowances for doubtful accounts, accruals and other liabilities	503	479

Total deferred tax assets	30,375	30,605
Less: valuation allowance	(30,375)	(30,605)

Deferred tax assets, net	$—	$—

Hong Kong
Income Taxes
Schedule of significant components of deferred tax assets and liabilities
	As of December 31,
	2014	2015
	(In thousands)
Deferred tax assets:
Net operating loss carry-forwards	$4,027	$4,506
Less: valuation allowance	(4,027)	(4,506)

Deferred tax assets	$—	$—

China
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2014	2015
	(In thousands)
Deferred tax assets:
Allowances for doubtful accounts	$13,451	$16,386
Net operating loss carry forwards	2,185	1,098
Depreciation, accruals and other liabilities	10,220	13,517

Total deferred tax assets	25,856	31,001
Less: valuation allowance	(21,536)	(23,232)

Net deferred tax assets	$4,320	$7,769

Deferred tax liabilities:
Depreciation	$(339)	$(468)
Acquired intangible assets	(2,887)	(1,959)
Others	(1,142)	(2,044)

Total deferred tax liabilities	$(4,368)	$(4,471)